Share-based Compensation - Schedule of Restricted Stock Unit Activity (Details) - 2022 RSU Plan - Executive Awards - $ / shares shares in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding, beginning of period (in shares)	23
Granted (in shares)	1
Vested (in shares)	(16)
Cancelled and forfeited (in shares)	(1)
Outstanding, ending of period (in shares)	7	23
Weighted Average Grant Date Fair Value Per RSU
Outstanding (in dollars per share)	$ 47.34	$ 42.30
Granted (in dollars per share)	91.43
Vested (in dollars per share)	41.71
Cancelled and forfeited (in dollars per share)	$ 41.65